Cover	Jan. 19, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2021
Entity File Number	1-10879
Entity Registrant Name	AMPHENOL CORPORATION
Entity Central Index Key	0000820313
Entity Tax Identification Number	22-2785165
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	358 Hall Avenue
Entity Address, City or Town	Wallingford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06492
City Area Code	203
Local Phone Number	265-8900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	APH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false